John Hancock Funds II

Supplement dated May 15, 2013 to the current Class 1 Prospectus

John Hancock Retirement Living 2010-2050 Portfolios

John Hancock Retirement Choices 2010-2050 Portfolios

Steve Orlich no longer serves as a portfolio manager of the Funds. Accordingly, all references to Steve Orlich as a portfolio manager on the investment management team of the Funds are removed from the Prospectuses and Statement of Additional Information for all share classes of the Funds. Bob Boyda and Steve Medina will continue as portfolio managers of the Funds.

Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the portfolio management team responsible for managing the Funds. Accordingly, the portfolio manager information in the Fund Summary section of the prospectus under the heading “Portfolio management” is revised and restated as follows:

Subadviser	Portfolio Managers

John Hancock Asset Management	Marcelle Daher, CFA. Managing Director;
a division of Manulife Asset	managed fund since 2013
Management (US) LLC
Nathan Thooft, CFA. Managing Director; managed fund since 2013.

John Hancock Asset Management	Scott McIntosh. Managing Director; managed fund since 2013
a division of Manulife Asset
Management (North America) Limited

The following information amends the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. Mr. McIntosh is now listed as Portfolio Managers of the Funds.

Funds	Portfolio Managers
Retirement Living 2010–2050 Portfolios	Scott McIntosh
Retirement Choices 2010–2050 Portfolios

•	Scott McIntosh. Managing Director, previously Assistant Vice President of Investment Management Services, Manulife Financial (2011-2012); joined Manulife Financial in 2011.

The following information amends the portfolio manager information in the “Subadvisory Arrangements and Management Biographies” section of the Prospectus under the heading John Hancock Asset Management a division of Manulife Asset Management (US) LLC. Ms. Daher and Mr. Thooft are now listed as Portfolio Managers of the Funds.

Funds	Portfolio Managers
Retirement Living 2010–2050 Portfolios	Marcelle Daher, CFA
Retirement Choices 2010–2050 Portfolios	Nathan Thooft, CFA

•	Marcelle Daher, CFA. Managing Director, previously Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011); joined Manulife Financial in 2008.
•	Nathan Thooft, CFA. Managing Director of Asset Allocation, Portfolio Solutions Group (PSG); previously Vice President and Director of Investments for Investment Management Services, John Hancock Financial (2008-2011; joined Manulife Financial in 2008.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.